Income Tax - Disclosure Of Analysis Other Comprehensive Income By Item (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [abstract]
Foreign exchange variation of investees located abroad	R$ 56,560	R$ 1,325	R$ 6,823	R$ 18,645	R$ 2,034
Gains (losses) on net investment hedge	(85,600)	(1,277)	(10,543)	(26,508)	(3,124)
Changes in the fair value of financial assets at fair value	52,467	(2,021)	1,058	6,727	275
Other comprehensive income, before tax	23,427	(1,973)	(2,662)	(1,136)	(815)
Foreign exchange variation of investees located abroad			0	0	0
Gains (losses) on net investment hedge	29,104	434	3,410	9,013	738
Changes in the fair value of financial assets at fair value	(20,977)	838	(360)	(2,567)	(65)
Income tax relating to components of other comprehensive income	8,128	1,273	3,051	6,446	673
Foreign exchange variation of investees located abroad	56,560	1,325	6,823	18,645	2,034
Gains (losses) on net investment hedge	(56,496)	(843)	(7,133)	(17,495)	(2,386)
Changes in the fair value of financial assets at fair value	31,490	(1,183)	698	4,160	210
Other comprehensive income	R$ 31,554	R$ (701)	R$ 388	R$ 5,310	R$ (142)